INVESTMENT IN ASSOCIATES AND JOINT VENTURES - Change in Investments (Details) - USD ($) $ in Millions													3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 15, 2023	Jun. 14, 2023	May 02, 2023	Apr. 26, 2023	Apr. 01, 2023	Feb. 01, 2023	Nov. 22, 2022	Nov. 01, 2022	Aug. 04, 2022	Jun. 13, 2022	Apr. 01, 2022	Feb. 16, 2022	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Reconciliation of changes in associates and joint ventures
Balance at the beginning of the period															$ 5,325	$ 4,725	$ 4,725
Share of earnings for the period													$ 273	$ (34)	376	20	12
Foreign currency translation and other															76		(44)
Share of other comprehensive (loss) income															(151)		485
Distributions(5),(8),(12)															(537)		(575)
Disposition of interest															(375)		(142)
Acquisitions															702		864
Balance at end of year													5,416		5,416		5,325
Disclosure Of Associates And Joint Ventures [Line Items]
Disposal of investments in associates and joint ventures													672	$ 275	672	$ 275
Acquisitions															702		864
U.S. Gas Pipeline
Disclosure Of Associates And Joint Ventures [Line Items]
Disposal of investments in associates and joint ventures	$ 420				$ 70
Gain (Loss) on sale of investments accounted for using equity method	$ 80				12
Ownership interest	25.00%	38.00%
Reclassification adjustments on exchange differences on translation, net of tax					$ 14
AusNet Services Ltd
Reconciliation of changes in associates and joint ventures
Acquisitions												$ 500
Disclosure Of Associates And Joint Ventures [Line Items]
Acquisitions												$ 500
Proportion of voting rights held in associate												8.00%
Smart Metering Business
Reconciliation of changes in associates and joint ventures
Acquisitions											$ 215
Disclosure Of Associates And Joint Ventures [Line Items]
Acquisitions											$ 215
Proportion of voting rights held in associate											13.00%
North American container terminal operation
Disclosure Of Associates And Joint Ventures [Line Items]
Disposal of ownership interest, percentage										19.00%
Disposal of investments in associates and joint ventures										$ 275
Gain (Loss) on sale of investments accounted for using equity method										$ 125
Proportion of voting rights held in associate										49.00%
Reclassification adjustments on exchange differences on translation, net of tax										$ 142
Tax expense (income)										$ 50
Australian Data Transmissions Business
Reconciliation of changes in associates and joint ventures
Acquisitions									$ 193
Disclosure Of Associates And Joint Ventures [Line Items]
Acquisitions									$ 193
Proportion of voting rights held in associate									12.00%
North American Natural Gas Transmission Operation
Disclosure Of Associates And Joint Ventures [Line Items]
Loans and receivables													$ 250		$ 250		$ 375
New Zealand Data Center Operation
Disclosure Of Associates And Joint Ventures [Line Items]
Disposal of ownership interest, percentage	50.00%
Disposal of investments in associates and joint ventures	$ 275
Gain (Loss) on sale of investments accounted for using equity method	$ 220
Ownership interest	12.00%
Reclassification adjustments on exchange differences on translation, net of tax	$ 14
Proceeds from sales of interests in associates								$ 140
U.S. Semiconductor Facility
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of voting rights held in associate							12.00%
European Telecom Tower Operation
Reconciliation of changes in associates and joint ventures
Acquisitions						$ 702
Disclosure Of Associates And Joint Ventures [Line Items]
Acquisitions						$ 702
Proportion of voting rights held in associate						6.00%
Freehold Landlord Port in Victoria, Australia
Disclosure Of Associates And Joint Ventures [Line Items]
Disposal of ownership interest, percentage				50.00%
Disposal of investments in associates and joint ventures				$ 70
Brazilian regulated gas transmission operation
Disclosure Of Associates And Joint Ventures [Line Items]
Proportion of voting rights held in associate			31.00%
Proportion of ownership interest in subsidiary, additional			15.00%